Debt - Senior Notes (Details) $ / shares in Units, shares in Thousands			1 Months Ended				6 Months Ended	12 Months Ended
	Nov. 10, 2015 USD ($)	Jun. 12, 2015 USD ($)	Oct. 30, 2014 USD ($)	Sep. 30, 2014 USD ($) d $ / shares	Aug. 30, 2014 USD ($) shares	Feb. 28, 2013 USD ($) d $ / shares	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) shares	Jun. 30, 2015 USD ($)
5.375% Senior Notes due 2022
Debt Instrument [Line Items]
Percentage of contractual interest rate							5.375%	5.375%
1.125% Cash Convertible Senior Notes due 2020
Debt Instrument [Line Items]
Percentage of contractual interest rate							1.125%	1.125%
Senior note effective interest rate (in percent)								6.00%
Senior notes amortization period								4 years
Convertible debt, if-converted value in excess of principal								$ 332,000,000	$ 93,000,000
3.75% Convertible Senior Notes due 2014
Debt Instrument [Line Items]
Repayments of debt amount			$ 10,000,000
1.625% Convertible Notes
Debt Instrument [Line Items]
Percentage of contractual interest rate							1.625%	1.625%
Senior Notes | 5.375% Senior Notes due 2022
Debt Instrument [Line Items]
Principal amount	$ 700,000,000
Percentage of contractual interest rate	5.375%
Debt redemption price, percentage of principal amount	100.00%
Senior Notes | 1.125% Cash Convertible Senior Notes due 2020
Debt Instrument [Line Items]
Principal amount						$ 550,000,000
Percentage of contractual interest rate						1.125%
Current portion of long-term debt to be converted within 12 months								$ 448,000,000
Initial conversation rate on Notes						0.0245277
Debt instrument conversion price per share | $ / shares						$ 40.77
Senior note effective interest rate (in percent)							6.00%
Senior notes amortization period							3 years 6 months
Convertible debt, if-converted value in excess of principal							$ 180,000,000	$ 332,000,000
Senior Notes | 3.75% Convertible Senior Notes due 2014
Debt Instrument [Line Items]
Initial conversation rate on Notes				0.0172157
Convertible Debt | 1.625% Convertible Notes
Debt Instrument [Line Items]
Term of debt instrument				4 years
Principal amount				$ 301,551,000.000
Percentage of contractual interest rate				1.625%
Initial conversation rate on Notes				0.0172157
Debt instrument conversion price per share | $ / shares				$ 58.09				$ 58.09
Senior note effective interest rate (in percent)							5.00%	5.00%
Convertible debt, if-converted value in excess of principal								$ 10,000,000
Proceeds from issuance of debt				$ 125,000,000.0	$ 177,000,000
Frequency of periodic payment							semiannually	semiannually
Additional interest payable for any semiannual interest period with 1.625% Notes outstanding less than $100 million				0.25%
Minimum principal amount outstanding threshold for interest rate increase							$ 100,000,000	$ 100,000,000
Redemption period start date							Aug. 19, 2018	Aug. 19, 2018
Debt redemption price, percentage of principal amount							100.00%	100.00%
Debt discount amortization period							2 years 1 month	2 years 7 months
Convertible debt, carrying amount of equity component							$ 23,000,000	$ 23,000,000
Convertible Debt | 3.75% Convertible Senior Notes due 2014
Debt Instrument [Line Items]
Percentage of contractual interest rate					3.75%
Amount of debt extinguished					$ 177,000,000
3.75% Convertible Note Exchange
Debt Instrument [Line Items]
Shares issued in connection with exchange | shares					2,000
Shares issued for services render in connection with the 3.75% exchange | shares									81
Redemption period, option one | Senior Notes | 1.125% Cash Convertible Senior Notes due 2020
Debt Instrument [Line Items]
Debt convertible threshold trading days | d						20
Debt convertible threshold consecutive trading days						30 days
Debt convertible threshold percentage of stock price trigger						130.00%
Redemption period, option one | Senior Notes | 1.625% Convertible Notes
Debt Instrument [Line Items]
Debt convertible threshold trading days | d				20
Debt convertible threshold consecutive trading days				30 days
Debt convertible threshold percentage of stock price trigger				130.00%
Redemption period, option one | Convertible Debt | 1.625% Convertible Notes
Debt Instrument [Line Items]
Debt convertible threshold trading days | d				20
Debt convertible threshold consecutive trading days				30 days
Debt convertible threshold percentage of stock price trigger				130.00%
Redemption period, option two | Senior Notes | 1.125% Cash Convertible Senior Notes due 2020
Debt Instrument [Line Items]
Debt convertible threshold trading days | d						5
Debt convertible threshold consecutive trading days						5 days
Debt convertible maximum threshold percentage of stock price						98.00%
Redemption period, option two | Senior Notes | 1.625% Convertible Notes
Debt Instrument [Line Items]
Debt convertible threshold trading days | d				5
Debt convertible threshold consecutive trading days				5 days
Debt convertible maximum threshold percentage of stock price				98.00%
Redemption period, option two | Convertible Debt | 1.625% Convertible Notes
Debt Instrument [Line Items]
Debt convertible threshold trading days | d				5
Debt convertible threshold consecutive trading days				5 days
Debt convertible maximum threshold percentage of stock price				98.00%
August 19, 2018 | Convertible Debt | 1.625% Convertible Notes
Debt Instrument [Line Items]
Redemption period start date							Aug. 19, 2018	Aug. 19, 2018
August 19, 2024 | Convertible Debt | 1.625% Convertible Notes
Debt Instrument [Line Items]
Redemption period start date							Aug. 19, 2024	Aug. 19, 2024
August 19, 2029 | Convertible Debt | 1.625% Convertible Notes
Debt Instrument [Line Items]
Redemption period start date							Aug. 19, 2029	Aug. 19, 2029
August 19, 2034 | Convertible Debt | 1.625% Convertible Notes
Debt Instrument [Line Items]
Redemption period start date							Aug. 19, 2034	Aug. 19, 2034
August 19, 2039 | Convertible Debt | 1.625% Convertible Notes
Debt Instrument [Line Items]
Redemption period start date							Aug. 19, 2039	Aug. 19, 2039
Revolving Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity										$ 250,000,000
Term of debt instrument		5 years
Potential maximum borrowing capacity		$ 350,000,000								$ 350,000,000
Current borrowing capacity							$ 244,000,000	$ 244,000,000
Amount outstanding under the Credit Facility							$ 0	$ 0
Frequency of commitment fee payment							quarterly	quarterly
Letter of Credit
Debt Instrument [Line Items]
Amount outstanding under Letter of Credit							$ 6,000,000	$ 6,000,000